PROPERTY, PLANT AND EQUIPMENT (Details) € in Millions	6 Months Ended
Jun. 30, 2021 EUR (€)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	€ 1,906
Additions	82
Disposals	(1)
Depreciation expense	(123)
Transfer and other changes	1
Effect of changes in foreign exchange rates	30
Ending balance	1,895
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	3,387
Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(1,492)
Land and Property Rights
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	20
Additions	0
Disposals	0
Depreciation expense	0
Transfer and other changes	0
Effect of changes in foreign exchange rates	1
Ending balance	21
Land and Property Rights | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	37
Land and Property Rights | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(16)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	379
Additions	4
Disposals	0
Depreciation expense	(14)
Transfer and other changes	1
Effect of changes in foreign exchange rates	5
Ending balance	375
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	573
Buildings | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(198)
Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,361
Additions	23
Disposals	(1)
Depreciation expense	(104)
Transfer and other changes	45
Effect of changes in foreign exchange rates	23
Ending balance	1,347
Machinery and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	2,579
Machinery and Equipment | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(1,232)
Construction Work in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	132
Additions	54
Disposals	0
Depreciation expense	(1)
Transfer and other changes	(48)
Effect of changes in foreign exchange rates	1
Ending balance	138
Construction Work in Progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	147
Construction Work in Progress | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(9)
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	14
Additions	1
Disposals	0
Depreciation expense	(4)
Transfer and other changes	3
Effect of changes in foreign exchange rates	0
Ending balance	14
Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	51
Other | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	€ (37)